Impairment of Long-Lived Assets and Goodwill (Narrative) (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Hospital	Dec. 31, 2014 USD ($) Hospital
Impaired Long Lived Assets And Goodwill [Line Items]
Impairment of long-lived assets		$ 38,800	$ 45,400
Goodwill impairment charge				$ 125,000	$ 0
Impairment of long-lived assets				$ 291,870	$ 13,000	$ 1,000
Number of hospitals long lived assets impaired | Hospital					7	1
Hospital Operations Reporting Unit [Member]
Impaired Long Lived Assets And Goodwill [Line Items]
Impairment of long-lived assets		82,700
Goodwill impairment charge	$ 200,000	2,700	200,000
Goodwill impaired adjustment to initial estimate amount		$ 80,000
Hospitals Held for Sale [Member]
Impaired Long Lived Assets And Goodwill [Line Items]
Goodwill impairment charge			$ 5,000